ACQUISITIONS (Tables)	12 Months Ended
Mar. 31, 2012
Unaudited Pro Forma Financial Information as if Acquisition of Lecien Occurred at Beginning of 2010 Fiscal Year

Unaudited pro forma financial information was presented below as if the acquisition of Lecien occurred at the beginning of the 2010 fiscal year.

Millions of Yen
2010
Pro forma sales	¥167,872
Pro forma operating income	3,291
Pro forma net income attributable to Wacoal Holdings Corp.	1,815

Yen
2010
Pro forma net income attributable to Wacoal Holdings Corp. per share:
Basic	¥12.84
Diluted	12.83